Recent Accounting Pronouncements and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

Financial Instruments - Credit Losses (Topic 326): In June 2016, the FASB issued ASU No.  2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This standard, including the codification improvements issued in November 2018, requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions, and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In November 2018, FASB issued ASU 2018-19, Codification Improvements to topic 326, Financial Instruments-Credit Losses. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. For public entities, the amendments of this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  The Company has assessed all the expected credit losses of its financial assets and the adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments Credit Losses, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825 Financial Instruments, the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis. In May 2019, the FASB issued ASU 2019-05, Financial Instruments—Credit Losses (Topic 326)—Targeted Transition Relief, which is the final version of Proposed Accounting Standards Update 2019-100—Targeted Transition Relief for Topic 326, Financial Instruments—Credit Losses, which has been deleted. This Update provides entities with an option to irrevocably elect the fair value option applied on an instrument-by-instrument basis for certain financial assets upon the adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. The effective date and transition requirements for the amendments in these Updates are the same as the effective dates and transition requirements in Update 2016-13, as amended by these Updates. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements.

Fair Value Measurement (Topic 820): In August 2018, the FASB issued ASU No. 2018-13, Disclosure Framework: Changes to the Disclosure Requirements for Fair Value Measurement, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP, to make disclosures about recurring and non-recurring fair value measurements.  ASU No. 2018-13 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements.

Consolidation (Topic 810): In October 2018, the FASB issued ASU No. 2018-17, “Consolidation (Topic 810)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”. The Board is issuing this Update in response to stakeholders’ observations that Topic 810, Consolidation, could be improved in the following areas: i) applying the variable interest entity (VIE) guidance to private companies under common control, ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision-makers and service providers are variable interests. The amendments in this Update improve the accounting for those areas, thereby improving general purpose financial reporting. ASU No. 2018-17 is effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2019. All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The adoption of this ASU is not expected to have a material effect on the Company’s consolidated financial statements.

Principles of Consolidation

(a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include the accounts of Performance Shipping Inc. and its wholly-owned subsidiaries referred to in Note 1 above. All significant intercompany balances and transactions have been eliminated upon consolidation. Under Accounting Standards Codification (“ASC”) 810 “Consolidation”, the Company consolidates entities in which it has a controlling financial interest, by first considering if an entity meets the definition of a variable interest entity ("VIE") for which the Company is deemed to be the primary beneficiary under the VIE model, or if the Company controls an entity through a majority of voting interest based on the voting interest model. The Company evaluates financial instruments, service contracts, and other arrangements to determine if any variable interests relating to an entity exist. The Company’s evaluation did not result in an identification of variable interest entities as of December 31, 2019 and 2018.

Use of Estimates

(b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other Comprehensive Income / (Loss)

(c) Other Comprehensive Income / (Loss): The Company follows the provisions of Accounting Standard Codification (ASC) 220, “Comprehensive Income”, which requires separate presentation of certain transactions, which are recorded directly as components of stockholders’ equity. The Company presents Other Comprehensive Income / (Loss) in a separate statement according to ASU 2011-05.

Foreign Currency Translation

(d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company operates its vessels in international shipping markets, and therefore, primarily transacts business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the years presented are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities which are denominated in other currencies are translated into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of operations.

Cash and Cash Equivalents

(e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits, certificates of deposit and their equivalents with an original maturity of three months or less to be cash equivalents.

Restricted Cash

(f) Restricted Cash: Restricted cash, when applicable, includes minimum cash deposits required to be maintained under the Company’s borrowing arrangements. The comparative amounts in the accompanying 2017 consolidated statements of cash flows have been reclassified due to the changes in the current presentation of restricted cash following the adoption as of January 1, 2018, of the ASU No. 2016-18 -Statement of Cash Flows - Restricted Cash.

Accounts Receivable, Trade

(g) Accounts Receivable, Trade: The account includes receivables from charterers for hire and freight, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been made as of December 31, 2019 and 2018.

Inventories

(h) Inventories: Inventories consist of lubricants and victualling which are stated at the lower of cost or net realizable value. Cost is determined by the first-in, first-out method. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. Inventories also consist of bunkers when the vessel operates under freight charter or when on the balance sheet date a vessel has been redelivered by her previous time charterers and has not yet been delivered to new charterers, or remains idle. Bunkers are also stated at the lower of cost or net realizable value and cost is determined by the first in, first out method.

Vessel Cost

(i) Vessel Cost: Vessels are stated at cost which consists of the contract price and costs incurred upon acquisition or delivery of a vessel from a shipyard. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earnings capacity or improve the efficiency or safety of the vessels; otherwise, these amounts are charged to expense as incurred.

Vessel Depreciation

(j) Vessel Depreciation: The Company depreciates its vessels on a straight-line basis over their estimated useful lives, after considering the estimated salvage value. Each vessel’s salvage value is the product of her light-weight tonnage and estimated scrap rate, which is estimated at $0.35 per light-weight ton for the tanker and the container vessels in the fleet. Management estimates the useful life of the Company’s tanker and container vessels to be 25 and 30 years, respectively, from the date of initial delivery from the shipyard. Second-hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations on the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted at the date such regulations are adopted.

Impairment of Long-Lived Assets

(k) Impairment of Long-Lived Assets: The Company follows ASC 360-10-40 “Impairment or Disposal of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The Company reviews vessels for impairment whenever events or changes in circumstances (such as market conditions, obsolesce or damage to the asset, potential sales and other business plans) indicate that the carrying amount of a vessel may not be recoverable. When the estimate of future undiscounted net operating cash flows, excluding interest charges, expected to be generated by the use of the vessel over her remaining useful life and her eventual disposition is less than her carrying amount, the Company evaluates the vessel for impairment loss. The measurement of the impairment loss is based on the fair value of the vessel. The fair value of the vessel is determined based on management estimates and assumptions and by making use of available market data and third-party valuations. The Company evaluates the carrying amounts and periods over which vessels are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. The current conditions in the shipping market with decreased charter rates and decreased vessel market values are conditions that the Company considers indicators of a potential impairment. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to charter rates, fleet utilization, vessels' operating expenses, vessels' residual value, and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. The Company also takes into account factors such as the vessels’ age and employment prospects under the then current market conditions and determines the future undiscounted cash flows considering its various alternatives, including sale possibilities existing for each vessel as of the testing dates.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel’s carrying value. The projected net operating cash flows are determined by considering the historical and estimated vessels’ performance and utilization, the charter revenues from existing time charters for the fixed fleet days and an estimated daily rate for the unfixed days (based, to the extent applicable, on the most recent 10 year average historical rates available for each type of vessel, considering also current market rates) over the remaining estimated life of each vessel, net of commissions, expected outflows for scheduled vessels’ maintenance and vessel operating expenses assuming an average annual inflation rate.  Effective fleet utilization is assumed to 98% in the Company’s exercise, if vessel not laid-up, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry docking and special surveys), as well as an estimate of 1% off-hire days each year, assumptions in line with the Company’s historical performance and its expectations for future fleet utilization under its fleet employment strategy. The review of the vessel’s carrying amounts in connection with the estimated recoverable amounts for 2019, 2018 and 2017 indicated impairment charges for certain of the Company’s vessels, which are separately reflected in the accompanying consolidated statements of operations (Note 5).

Assets held for sale

(l) Assets held for sale: The Company classifies assets or assets in disposal groups as being held for sale in accordance with ASC 360-10-45-9 "Long-Lived Assets Classified as Held for Sale" when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset (disposal group); (ii) the asset (disposal group) is immediately available for sale on an "as is" basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset (disposal group) have been initiated; (iv) the sale of the asset (disposal group) is probable, and transfer of the asset (disposal group) is expected to qualify for recognition as a completed sale within one year; and (v) the asset (disposal group) is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. In case a long-lived asset is to be disposed of other than by sale (for example, by abandonment, in an exchange measured based on the recorded amount of the nonmonetary asset relinquished, or in a distribution to owners in a spinoff) the Company continues to classify it as held and used until its disposal date. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. The review of the related criteria for the year ended December 31, 2019 and 2018 did not result in held for sale classification for any of the Company’s vessels, however, on September 30, 2019, on June 30, 2018, and March 31, 2018, the Company has classified certain of its vessels as held for sale (Note 5).

Accounting for Voyage and Time-Charter Revenues and Related Expenses

(m) Accounting for Voyage and Time-Charter Revenues and Related Expenses: Since the Company’s vessels are employed under time and voyage charter contracts, the Company disaggregates its revenue from contracts with customers by the type of charter (time charters and spot charters).

The Company has determined that all of its time charter agreements contain a lease and are therefore accounted for as operating leases in accordance with ASC 842. Time charter revenues are accounted for over the term of the charter as the service is provided. Vessels are chartered when a contract exists and the vessel is delivered (commencement date) to the charterer, for a fixed period of time, at rates that are generally determined in the main body of charter parties and the relevant voyage expenses burden the charterer (i.e. port dues, canal tolls, pilotages and fuel consumption). Upon delivery of the vessel, the charterer has the right to control the use of the vessel (under agreed prudent operating practices) as they have the enforceable right to: (i) decide the delivery and redelivery time of the vessel; (ii) arrange the ports from which the vessel shall pass; (iii) give directions to the master of the vessel regarding vessel's operations (i.e. speed, route, bunkers purchases, etc.); (iv) sub-charter the vessel and (v) consume any income deriving from the vessel's charter. Any off-hires are recognized as incurred. The charterer may charter the vessel with or without owner's crew and other operating services. In the case of time charter agreements, the agreed hire rates include compensation for part of the agreed crew and other operating services provided by the owner (non-lease components). The Company, as a lessor, elected to apply the practical expedient which allowed it to account for the lease and the non-lease components of time charter agreements as one, as the criteria of the paragraphs ASC 842-10-15-42A through 42B are met. Time-charter revenue is usually received in advance, and as such, unearned revenue represents cash received prior to the balance sheet date for which related service has not been provided.

Spot, or voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton, regardless of time to complete. The Company has determined that under voyage charters, the charterer has no right to control any part of the use of the vessel. Thus, the Company’s voyage charters do not contain lease and are accounted for in accordance with ASC 606. More precisely, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. Thus, revenues from voyage charters on the spot market are recognized ratably from the date of loading (Notice of Readiness to the charterer, that the vessel is available for loading) to discharge date of cargo (loading-to-discharge). Voyage charter payments are due upon discharge of the cargo. Demurrage revenue, which is included in voyage revenues, represents charterers’ reimbursement for any potential delays exceeding the allowed lay time as per charter party agreement, represents form of variable consideration and is recognized as the performance obligation is satisfied. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

As discussed above, under a time charter specified voyage costs, such as bunkers and port charges are paid by the charterer, while commissions are paid by the Company. Under spot charter arrangements, voyage expenses that are unique to a particular charter are paid for by the Company. Commissions are expensed as incurred. Voyage expenses that qualify as contract fulfillment costs (mainly consisting of bunkers expenses and port dues) and are incurred by the Company from the latter of the end of the previous vessel employment, provided that the vessel is fixed, or from the date of inception of a voyage charter contract until the arrival at the loading port, are capitalized to Deferred Voyage Expenses and amortized ratably over the total transit time of the voyage (loading-to-discharge). Vessel voyage expenses that do not qualify as contract fulfillment costs, operating expenses, and charter hire expenses are expensed when incurred.

In 2018, all Company’s vessels (which were exclusively container vessels) were operating under time-charter contracts, and accordingly trade accounts receivable and deferred revenue balances of December 31, 2018 and revenues and voyage expenses of 2018 were derived solely from time-charter contracts. Since August 2019, following the acquisition of tanker vessels, the Company recognizes revenue and related voyage expenses for two types of charters, time charters and spot charters as described above. As of December 31, 2019, Accounts receivable trade from spot charters amounted to $3,985 and Accounts receivable trade from time-charter amounted to $700. For 2019, Revenues from spot charters amounted to $6,224 and Revenues from time-charters amounted to $20,622, while Voyage expenses from spot charters amounted to $2,461 and Voyage expenses from time-charters amounted to $986.

Earnings/(Loss) per Common Share

(n) Earnings/(Loss) per Common Share: Basic earnings/(loss) per common share are computed by dividing net income / (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings/(loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised.

Segmental Reporting

(o) Segmental Reporting: The Company has determined that it operates under two reportable segments, one relating to its operations of the tanker vessels and one to the operations of the container vessels. For both segments, the Company reports financial information and evaluates the operations of the two segments by charter revenues and not by the length of ship employment for its customers, i.e. spot or time charters. Management, including the chief operating decision-maker, reviews operating results solely by revenue per day and operating results of the two fleets. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

Accounting for Dry-Docking Costs

(p) Accounting for Dry-Docking Costs: The Company follows the deferral method of accounting for dry-docking costs whereby actual costs incurred are deferred and amortized on a straight-line basis over the period through the date the next dry-docking will be scheduled to become due. Unamortized dry-docking costs of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the year of the vessel’s sale. Unamortized dry-docking costs of vessels classified as held for sale are written off as impairment charges when these vessels’ carrying values are impaired as a result of their classification. The unamortized dry-docking cost is reflected in Deferred Charges, net, in the accompanying consolidated balance sheets. Amortization of dry-docking costs for 2019, 2018 and 2017 amounted to $389, $518 and $744, respectively, and is reflected in Depreciation and amortization of deferred charges, in the accompanying consolidated statement of operations. In addition, in 2019, $117 and $598 of deferred dry-dock costs have been written off in Loss / (Gain) on vessels’ sale and in Impairment losses, respectively, due to the respective vessels’ sale or due to their classification as held for sale during the year. Similarly, in 2018 and 2017, $832 and $0, respectively, of deferred dry-dock costs have been written-off in Loss / (Gain) on vessels’ sale in the accompanying consolidated statements of operations.

Financing Costs and Liabilities

(q) Financing Costs and Liabilities: Fees paid to lenders for obtaining new loans or refinancing existing ones are deferred and recorded as a contra to debt. Other fees paid for obtaining loan facilities not used at the balance sheet date are capitalized as deferred financing costs. Fees are amortized to interest and finance costs over the life of the related debt using the effective interest method and, for the fees relating to loan facilities not used at the balance sheet date, according to the loan availability terms. Discount premiums (Note 3) are accounted for similar to other financing fees. Unamortized fees relating to loans repaid or refinanced as debt extinguishment are expensed as interest and finance costs in the period the repayment or extinguishment is made. Loan commitment fees are charged to expense in the period incurred. A loan liability is derecognized when the Company pays the creditor and is relieved of its obligation for the liability. The difference between the settlement price and the net carrying amount of the debt being extinguished (which includes any deferred debt issuance costs) is recognized as a gain or loss in the statement of operations.

Repairs and Maintenance

(r) Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in Vessel operating expenses in the accompanying consolidated statements of operations.

Share-Based Payment

(s) Share-Based Payment: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured.  That cost is recognized under the straight-line method over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). When the service inception date precedes the grant date, the Company accrues the compensation cost for periods before the grant date based on the fair value of the award at the reporting date. In the period in which the grant date occurs, cumulative compensation cost is adjusted to reflect the cumulative effect of measuring compensation cost based on the fair value at the grant date. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Fair Value Measurements

(t) Fair Value Measurements: The Company follows the provisions of ASC 820 "Fair Value Measurements and Disclosures", which defines fair value and provides guidance for using fair value to measure assets and liabilities. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at the fair value in one of the following categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

Concentration of Credit Risk

(u) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with various qualified financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk.

Going Concern

(v) Going Concern: The Company's policy is in accordance with ASU No. 2014-15, "Presentation of Financial Statements - Going Concern", issued in August 2014 by the FASB. ASU 2014-15 provides U.S. GAAP guidance on management's responsibility in evaluating whether there is substantial doubt about a company's ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company's ability to continue as a going concern within one year from the date the financial statements are issued.

Evaluation of purchase transactions

(w) Evaluation of purchase transactions: When the Company enters into an acquisition transaction, it determines whether the acquisition transaction was the purchase of an asset or a business based on the facts and circumstances of the transaction. In accordance with ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets acquired and liabilities assumed in a business combination are measured at their acquisition-date fair values. For asset acquisitions, the cost of the acquisition is allocated to individual assets and liabilities on a relative fair value basis. Acquisition costs associated with business combinations are expensed as incurred. Acquisition costs associated with asset acquisitions are capitalized.